CNB Financial Corporation

One South Second Street

Clearfield, PA 16830

March 15, 2004

Securities & Exchange Commission

450 Fifth Street, NW

Washington, DC 20549

RE: CNB Financial Corporation Report on Form 10-K for the Year Ended December 31, 2003

Ladies and Gentlemen:

Pursuant to the requirements, we are transmitting our report on Form 10-K, including exhibits, for the year ended December 31, 2003.

CNB Financial Corporation has not had a change in their accounting methods during 2003. In addition, attached are the certifications of the chief executive officer and chief financial officer pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

If you have any questions regarding these documents, please contact the undersigned.

Respectfully,

/s/ Joseph B. Bower, Jr.
Joseph B. Bower, Jr.
Treasurer